UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act file number 811-05531

Babson Capital Participation Investors

(Exact name of registrant as specified in charter)

1500 Main Street, Springfield, MA 01115

(Address of principal executive offices) (Zip code)

Christopher A. DeFrancis, Vice President and Secretary
1500 Main Street, Suite 2800, Springfield, MA 01115

(Name and address of agent for service)

Registrant's telephone number, including area code: 413-226-1000

___________________

Date of fiscal year end: 12/31

___________________

Date of reporting period: 03/31/14

___________________

CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2014
(Unaudited)

Corporate Restricted Securities - 76.36%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 63.50%

1492 Acquisition LLC
A leading producer of premium Italian cured meats and deli meats in the U.S.
14% Senior Subordinated Note due 2019	$667,428	10/17/12	$655,885	$680,776
Limited Liability Company Unit Class A Common (B)	11,364 uts.	10/17/12	11,364	47,407
Limited Liability Company Unit Class A Preferred (B)	102 uts.	10/17/12	102,270	112,719
			769,519	840,902
A H C Holding Company, Inc.
A designer and manufacturer of boilers and water heaters for the commercial sector.
Limited Partnership Interest (B)	12.26% int.	11/21/07	96,028	217,487

A S C Group, Inc.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
14% Senior Subordinated Note due 2020	$1,028,531	12/20/13	1,008,569	1,042,402
Limited Liability Company Unit Class A (B)	3,094 uts.	*	153,704	269,391
Limited Liability Company Unit Class B (B)	1,479 uts.	10/09/09	52,999	128,775
* 10/09/09 and 10/27/10.			1,215,272	1,440,568

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014 (D)	$420,000	05/15/08	413,944	210,000
13% Senior Subordinated Note due 2015 (D)	$420,000	05/15/08	384,627	—
Common Stock (B)	60,000 shs.	05/15/08	60,000	—
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	21,099 shs.	05/15/08	35,654	—
			894,225	210,000
ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 2019	$500,000	08/01/12	455,543	504,591
Preferred Stock Series A (B)	125,000 shs.	08/01/12	125,000	155,513
Warrant, exercisable until 2022, to purchase
common stock at $.02 per share (B)	22,414 shs.	08/01/12	42,446	25,832
			622,989	685,936
ACP Cascade Holdings LLC
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
Limited Liability Company Unit Class B (B)	32 uts.	11/09/12	—	—

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair

Advanced Manufacturing Enterprises LLC
A designer and manufacturer of large, custom gearing products for a number of critical customer applications.
14% Senior Subordinated Note due 2018	$1,134,615	12/07/12	$1,120,201	$1,082,662
Limited Liability Company Unit (B)	1,431 uts.	*	143,077	108,634
* 12/07/12 and 07/11/13.			1,263,278	1,191,296

Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
Preferred Stock Series A (B)	421 shs.	12/27/07	208,456	774,055
Convertible Preferred Stock Series B (B)	28 shs.	01/04/11	21,600	51,064
			230,056	825,119
All Current Holding Company
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
Common Stock (B)	713 shs.	09/26/08	71,303	140,886
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	507 shs.	09/26/08	46,584	100,181
			117,887	241,067
American Hospice Management Holding LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2014	$1,237,502	*	1,236,569	1,175,627
Preferred Class A Unit (B)	1,706 uts.	**	170,600	72,848
Preferred Class B Unit (B)	808 uts.	06/09/08	80,789	201,890
Common Class B Unit (B)	16,100 uts.	01/22/04	1	—
Common Class D Unit (B)	3,690 uts.	09/12/06	—	—
* 01/22/04 and 06/09/08.			1,487,959	1,450,365
** 01/22/04 and 09/12/06.

AMS Holding LLC
A leading multi-channel direct marketer of high-value collectible coins and proprietary-branded jewelry and watches.
Limited Liability Company Unit Class A Preferred (B)	114 uts.	10/04/12	113,636	188,490

Apex Analytix Holding Corporation
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
Preferred Stock Series B (B)	1,623 shs.	04/28/09	162,269	253,655
Common Stock (B)	723 shs.	04/28/09	723	193,094
			162,992	446,749

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Arch Global Precision LLC
A leading manufacturer of high tolerance precision components and consumable tools.
14.75% Senior Subordinated Note due 2018	$798,248	12/21/11	$782,981	$814,213
Limited Liability Company Unit Class B (B)	26 uts.	12/21/11	28,418	55,702
Limited Liability Company Unit Class C (B)	224 uts.	12/21/11	221,582	454,621
			1,032,981	1,324,536
ARI Holding Corporation
A leading national supplier of products used primarily by specialty contractors.
13.5% Senior Subordinated Note due 2020	$1,320,076	05/21/13	1,296,043	1,346,477
Preferred Stock Series (B)	29 shs.	05/21/13	289,604	300,540
Common Stock (B)	29 shs.	05/21/13	32,178	93,215
			1,617,825	1,740,232
Arrow Tru-Line Holdings, Inc.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2016	$205,667	05/18/05	182,168	205,667
Preferred Stock (B)	33 shs.	10/16/09	33,224	102,497
Common Stock (B)	263 shs.	05/18/05	263,298	30,126
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	69 shs.	05/18/05	59,362	7,898
			538,052	346,188
Baby Jogger Holdings LLC
A designer and marketer of premium baby strollers and stroller accessories.
14% Senior Subordinated Note due 2019	$942,213	04/20/12	927,265	961,057
Common Stock (B)	754 shs.	04/20/12	75,376	128,520
			1,002,641	1,089,577
Blue Wave Products, Inc.
A distributor of pool supplies.
10% Senior Secured Term Note due 2018	$317,730	10/12/12	312,605	317,730
13% Senior Subordinated Note due 2019	$322,437	10/12/12	302,146	322,671
Common Stock (B)	51,064 shs.	10/12/12	51,064	85,219
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	20,216 shs.	10/12/12	20,216	33,738
			686,031	759,358
BP SCI LLC
A leading value-added distributor of branded pipes, valves, and fittings (PVF) to diversified end markets.
14% Senior Subordinated Note due 2018	$1,072,480	10/17/12	1,055,207	1,055,897
Limited Liability Company Unit Class A (B)	417 uts.	10/17/12	41,667	34,173
Limited Liability Company Unit Class B (B)	167 uts.	10/17/12	166,666	192,590
			1,263,540	1,282,660

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Bravo Sports Holding Corporation
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014	$1,207,902	06/30/06	$1,204,304	$1,087,112
Preferred Stock Class A (B)	465 shs.	06/30/06	141,946	61,029
Common Stock (B)	1 sh.	06/30/06	152	—
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	164 shs.	06/30/06	48,760	21,448
			1,395,162	1,169,589
C D N T, Inc.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014	$26,817	08/07/08	26,779	26,817
12.5% Senior Subordinated Note due 2015	$429,070	08/07/08	417,675	429,070
Common Stock (B)	41,860 shs.	08/07/08	41,860	99,973
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	32,914 shs.	08/07/08	32,965	78,608
			519,279	634,468
Capital Specialty Plastics, Inc.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)	55 shs.	*	252	534,257
*12/30/97 and 05/29/99.

CG Holdings Manufacturing Company
A coating provider serving the automotive, agricultural, heavy truck and other end markets.
13% Senior Subordinated Note due 2019	$1,412,605	05/09/13	1,334,685	1,448,120
Preferred Stock (B)	1,350 shs.	05/09/13	134,972	94,903
Preferred Stock (B)	489 shs.	05/09/13	48,721	34,397
Common Stock (B)	140 shs.	05/09/13	14,864	53,484
Warrant, exercisable until 2023, to purchase
common stock at $.01 per share (B)	58 shs.	05/09/13	5,430	22,215
			1,538,672	1,653,119
CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and “at risk” youth through alternative education programs.
13.5% Senior Subordinated Note due 2018	$747,933	01/19/11	719,432	755,413
14% Senior Subordinated Note due 2019	$193,893	08/03/12	190,734	197,771
Common Stock (B)	375 shs.	01/19/11	37,500	47,594
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	295 shs.	01/19/11	29,250	37,411
			976,916	1,038,189

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Church Services Holding Company
A provider of diversified residential services to homeowners in Houston, Dallas, and Austin markets.
14.5% Senior Subordinated Note due 2018	$416,375	03/26/12	$406,018	$420,130
Common Stock (B)	1,327 shs.	*	132,700	103,754
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	57 shs.	03/26/12	5,740	4,457
*03/26/12, 05/25/12 and 06/19/12.			544,458	528,341

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
Preferred Stock (B)	147 shs.	12/02/08	146,594	220,474

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
Limited Liability Company Unit Class A (B)	82,613 uts.	01/12/07	82,613	57,982
Limited Liability Company Unit Class C (B)	59,756 uts.	01/12/07	59,756	44,945
Limited Liability Company Unit Class D (B)	671,525 uts.	05/03/10	—	734,977
Limited Liability Company Unit Class E (B)	1,102 uts.	05/03/10	—	—
			142,369	837,904
Connor Sport Court International, Inc.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)	9,081 shs.	07/05/07	370,796	302,691
Preferred Stock Series C (B)	3,748 shs.	07/05/07	125,207	105,838
Common Stock (B)	380 shs.	07/05/07	4	—
Limited Partnership Interest (B)	6.88% int.	*	103,135	—
*08/12/04 and 01/14/05.			599,142	408,529

CorePharma LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
Warrant, exercisable until 2015, to purchase
common stock at $.001 per share (B)	10 shs.	08/04/05	72,617	268,087

Crane Rental Corporation
A crane rental company since 1960, headquartered in Florida.
13% Senior Subordinated Note due 2015	$1,032,750	08/21/08	1,000,604	1,032,750
Common Stock (B)	135,000 shs.	08/21/08	135,000	114,884
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	72,037 shs.	08/21/08	103,143	61,303
			1,238,747	1,208,937

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

CTM Holding, Inc.
A leading owner and operator of coin-operated children’s rides, penny presses and candy kiosks in the U.S.
15% Senior Subordinated Note due 2019	$1,194,551	11/22/13	$1,171,807	$1,216,385
Common Stock (B)	31,044 shs.	11/22/13	443,182	285,198
			1,614,989	1,501,583

Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
Preferred Stock PIK (B)	156 shs.	10/27/09	156,468	217,902
Preferred Stock Series A (B)	114 shs.	10/27/09	104,374	159,204
Common Stock (B)	38 shs.	10/27/09	38,244	6,695
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	28 shs.	10/27/09	25,735	4,892
			324,821	388,693
DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
14% Senior Subordinated Note due 2019	$1,329,009	05/04/12	1,308,043	1,264,594
Preferred Stock (B)	25 shs.	05/04/12	252,434	276,846
Common Stock (B)	25 shs.	05/04/12	28,048	50,650
			1,588,525	1,592,090
Duncan Systems, Inc.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2015	$25,715	11/01/06	25,714	25,526
13% Senior Subordinated Note due 2015	$488,572	11/01/06	479,724	487,197
Common Stock (B)	102,857 shs.	11/01/06	102,857	32,367
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	32,294 shs.	11/01/06	44,663	10,162
			652,958	555,252
E S P Holdco, Inc.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
Common Stock (B)	349 shs.	01/08/08	174,701	213,978

Eatem Holding Company
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018	$950,000	02/01/10	870,972	959,500
Common Stock (B)	50 shs.	02/01/10	50,000	62,879
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	119 shs.	02/01/10	107,100	149,929
			1,028,072	1,172,308

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

ELT Holding Company
A provider of web-based ethics and compliance training solutions for companies in the United States.
14% Senior Subordinated Note due 2019	$948,190	03/01/12	$933,767	$957,672
Common Stock (B)	41 shs.	03/01/12	90,909	95,887
			1,024,676	1,053,559
EPM Holding Company
A provider of non-discretionary regulatory driven engineering services that support mission critical safety and operational aspects of nuclear power plants.
14.5% Senior Subordinated Note due 2019	$585,373	07/26/13	574,721	585,802
Common Stock (B)	1,535 shs.	07/26/13	153,474	111,493
			728,195	697,295
F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
Limited Liability Company Unit Preferred (B)	171 uts.	09/27/10	58,345	199,631
Limited Liability Company Unit (B)	171 uts.	09/27/10	17,073	25,845
			75,418	225,476
F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.
Limited Liability Company Unit Class B-1 (B)	65,789 uts.	12/15/10	65,789	169,388
Limited Liability Company Unit Class B-2 (B)	8,248 uts.	12/15/10	8,248	21,236
Limited Liability Company Unit Class B-3 (B)	6,522 uts.	08/30/12	15,000	18,404
Limited Liability Company Unit Class C (B)	1,575 uts.	12/20/10	16,009	27,418
			105,046	236,446
G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	198 shs.	10/19/10	46,958	90,853

GD Dental Services LLC
A provider of convenient “onestop” general, specialty, and cosmetic dental services with 21 offices located throughout South and Central Florida.
Limited Liability Company Unit Common (B)	767 uts.	10/05/12	767	37,419
Limited Liability Company Unit Preferred (B)	76 uts.	10/05/12	75,920	82,197
			76,687	119,616
GeNnx Novel Holding, Inc.
A manufacturer and distributor of nutraceutical ingredients.
13% Senior Subordinated Note due 2020	$1,566,173	03/27/14	1,534,897	1,561,666
Common Stock (B)	155 shs.	03/27/14	155,000	147,250
			1,689,897	1,708,916

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

gloProfessional Holdings, Inc.
A marketer and distributor of premium mineral-based cosmetics, cosmeceuticals and professional hair care products to the professional spa and physician’s office channels.
14% Senior Subordinated Note due 2019	$1,154,890	03/27/13	$1,134,861	$1,150,392
Common Stock (B)	1,181 shs.	03/27/13	118,110	101,198
			1,252,971	1,251,590
Golden County Foods Holding, Inc.
A manufacturer of frozen appetizers and snacks.
14% Senior Subordinated Note due 2019 (D)	$38,950	11/13/13	231,183	—
Preferred Stock (B)	151,643 shs.	11/13/13	77,643	—
Preferred Stock Series F (B)	155,800 shs.	11/13/13	924,731	—
			1,233,557	—
GTI Holding Company
A designer, developer, and marketer of precision specialty hand tools and handheld test instruments.
12% Senior Subordinated Note due 2020	$727,865	02/05/14	677,343	732,729
Common Stock (B)	846 shs.	02/05/14	84,636	80,370
Warrant, exercisable until 2024, to purchase
common stock at $.01 per share (B)	397 shs.	02/05/14	36,816	4
			798,795	813,103
H M Holding Company
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2016 (D)	$362,700	10/15/09	271,181	—
Preferred Stock (B)	21 shs.	*	21,428	—
Preferred Stock Series B (B)	1,088 shs.	10/15/09	813,544	—
Common Stock (B)	180 shs.	02/10/06	180,000	—
Common Stock Class C (B)	296 shs.	10/15/09	—	—
Warrant, exercisable until 2016, to purchase
common stock at $.02 per share (B)	67 shs.	02/10/06	61,875	—
* 09/18/07 and 06/27/08.			1,348,028	—

Handi Quilter Holding Company
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
Common Stock (B)	38 shs.	11/14/11	38,461	100,713
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	28 shs.	11/14/11	25,596	72,118
			64,057	172,831
Hartland Controls Holding Corporation
A manufacturer and distributor of electronic and electromechanical components.
14% Senior Subordinated Note due 2019	$1,473,281	02/14/14	$1,444,343	$1,480,451
Common Stock (B)	821 shs.	02/14/14	822	780
Preferred Stock Series A (B)	2,547 shs.	02/14/14	254,734	241,997
			1,699,899	1,723,228

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Healthcare Direct Holding Company
A direct-to-customer marketer of discount dental plans.
14% Senior Subordinated Note due 2019 (D)	$728,032	03/09/12	$715,817	$691,630
16% Senior Subordinated PIK Note due 2019	$45,441	03/31/14	45,441	43,169
Common Stock (B)	517 shs.	03/09/12	51,724	19,727
			812,982	754,526
HHI Group, LLC
A developer, marketer, and distributor of hobby-grade radio control products.
14% Senior Subordinated Note due 2020	$1,529,700	01/17/14	1,499,894	1,539,954
Limited Liability Company Unit (B)	102 uts.	01/17/14	101,563	96,900
			1,601,457	1,636,854

Hi-Rel Group LLC
A manufacturer and distributor of precision metal piece parts for the microelectronic packaging industry, serving the aerospace/ defense, telecommunications, and medical end markets.
12% Senior Subordinated Note due 2018	$703,125	04/15/13	663,398	704,660
Limited Liability Company Unit (B)	234 uts.	04/15/13	234,375	212,820
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	37,177 shs.	04/15/13	32,344	32,148
			930,117	949,628
Home Décor Holding Company
A designer, manufacturer and marketer of framed art and wall décor products.
Common Stock (B)	33 shs.	*	33,216	90,019
Warrant, exercisable until 2016, to purchase
common stock at $.02 per share (B)	106 shs.	*	105,618	286,208
* 06/30/04 and 08/19/04.			138,834	376,227

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B)	47 uts.	10/14/11	—	—
Limited Liability Company Unit Class G (B)	114 uts.	10/14/11	—	—
Limited Liability Company Unit Class H (B)	47 uts.	10/14/11	—	—
Limited Liability Company Unit Class I (B)	47 uts.	10/14/11	—	—
			—	—
Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016	$1,098,837	08/19/08	1,063,588	1,086,985
Common Stock (B)	251 shs.	08/19/08	251,163	65,148
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	65 shs.	08/19/08	60,233	16,840
			1,374,984	1,168,973

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

HVAC Holdings, Inc.
A provider of integrated energy efficiency services and maintenance programs for HVAC systems.
14% Senior Subordinated Note due 2019	$1,171,143	09/27/12	$1,151,624	$1,179,611
Preferred Stock Series A (B)	1,127 shs.	09/27/12	112,726	131,077
Common Stock (B)	910 shs.	09/27/12	910	4,587
			1,265,260	1,315,275
Ideal Tridon Holdings, Inc.
A designer and manufacturer of clamps and couplings used in automotive and industrial end markets.
Common Stock (B)	93 shs.	10/27/11	92,854	160,773

Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	47 shs.	02/27/07	1,424	354,385

J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
Preferred Stock A (B)	165 shs.	12/20/10	165,000	242,151
Preferred Stock B (B)	0.06 shs.	12/20/10	—	88
Common Stock (B)	33 shs.	12/20/10	1,667	123,274
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	12 shs.	12/20/10	105,643	113,970
			272,310	479,483
Janus Group Holdings LLC
A manufacturer of roll-up doors and hallway systems that are primarily used in self-storage facilities.
13.5% Senior Subordinated Note due 2019	$1,342,391	12/11/13	1,316,559	1,363,911
Limited Liability Company Unit Class A (B)	283 uts.	12/11/13	282,609	291,925
			1,599,168	1,655,836
Jason Partners Holdings LLC
A diversified manufacturing company serving various industrial markets.
Limited Liability Company Unit (B)	48 uts.	09/21/10	449,086	185,055

JMH Investors LLC
A developer and manufacturer of custom formulations for a wide variety of foods.
14.25% Senior Subordinated Note due 2019	$1,063,705	12/05/12	1,045,536	1,046,284
Limited Liability Company Unit (B)	217,391 uts.	12/05/12	217,391	119,856
			1,262,927	1,166,140

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

K & N Parent, Inc.
A manufacturer and supplier of automotive aftermarket performance air filters and intake systems.
14% Senior Subordinated Note due 2019	$1,154,201	12/23/11	$1,130,400	$1,186,797
Preferred Stock Series A (B)	102 shs.	12/23/11	39,887	124,336
Preferred Stock Series B (B)	29 shs.	12/23/11	—	35,187
Common Stock (B)	130 shs.	12/23/11	6,522	46,313
			1,176,809	1,392,633
K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
Common Stock (B)	71,053 shs.	05/25/06	71,053	46,475
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	43,600 shs.	05/25/06	37,871	28,518
* 5/25/06 and 04/12/11.			108,924	74,993

K P H I Holdings, Inc.
A manufacturer of highly engineered plastic and metal components for a diverse range of end-markets, including medical, consumer and industrial, automotive and defense.
Common Stock (B)	232,826 shs.	12/10/10	232,826	260,302

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
Convertible Preferred Stock Series C (B)	29 shs.	06/30/09	29,348	79,279
Convertible Preferred Stock Series D (B)	13 shs.	09/17/09	12,958	38,880
Common Stock (B)	235 shs.	07/15/08	234,783	104,293
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	51 shs.	07/16/08	50,836	22,584
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	67 shs.	09/17/09	—	29,940
			327,925	274,976

LPC Holding Company
A designer and manufacturer of precision-molded silicone rubber components that are utilized in the medical and automotive end markets.
Common Stock (B)	105 shs.	08/15/11	105,019	147,330

M V I Holding, Inc.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
Common Stock (B)	32 shs.	09/12/08	32,143	—
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	35 shs.	09/12/08	34,714	—
			66,857	—

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Mail Communications Group, Inc.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
Limited Liability Company Unit (B)	12,764 uts.	*	$166,481	$300,975
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	1,787 shs.	05/04/07	22,781	42,139
* 05/04/07 and 01/02/08.			189,262	343,114

Manhattan Beachwear Holding Company
A designer and distributor of women’s swimwear.
12.5% Senior Subordinated Note due 2018	$419,971	01/15/10	386,816	419,971
15% Senior Subordinated Note due 2018	$111,717	10/05/10	110,341	110,452
Common Stock (B)	35 shs.	10/05/10	35,400	70,175
Common Stock Class B (B)	118 shs.	01/15/10	117,647	233,222
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	104 shs.	01/15/10	94,579	206,401
			744,783	1,040,221
MBWS Ultimate Holdco, Inc.
A provider of services throughout North Dakota that address the fluid management and related transportation needs of an oil well.
12% Senior Subordinated Note due 2016	$1,117,495	*	1,061,537	1,117,495
Preferred Stock Series A (B)	1,388 shs.	09/07/10	138,797	407,396
Common Stock (B)	162 shs.	03/01/11	16,226	47,549
Common Stock (B)	153 shs.	09/07/10	15,282	44,907
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	103 shs.	03/01/11	10,325	30,232
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	386 shs.	09/07/10	38,623	113,296
* 09/07/10 and 03/01/11.			1,280,790	1,760,875

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
Preferred Unit (B)	66 uts.	08/29/08	66,451	80,592
Common Unit Class A (B)	671 uts.	08/29/08	671	60,721
Common Unit Class B (B)	263 uts.	08/29/08	63,564	23,821
			130,686	165,134
MEGTEC Holdings, Inc.
A supplier of industrial and environmental products and services to a broad array of industries.
Preferred Stock (B)	56 shs.	09/24/08	54,040	92,271
Limited Partnership Interest (B)	0.74% int.	09/16/08	205,932	414,245
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	18 shs.	09/24/08	18,237	60,306
			278,209	566,822

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Merex Holding Corporation
A provider of after-market spare parts and components, as well as Maintenance, Repair and Overhaul services for “out of production” or “legacy” aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.
14% Senior Subordinated Note due 2018	$424,528	09/22/11	$418,375	$433,019
Limited Liability Company Unit Series B (B)	155,945 uts.	09/22/11	155,945	233,266
			574,320	666,285
MicroGroup, Inc.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
7% Senior Subordinated Note due 2014 (D)	$902,727	*	865,676	—
Preferred Stock Series A (B)	519 shs.	10/10/12	498,734	—
Common Stock (B)	238 shs.	*	238,000	—
Common Stock Series B (B)	597 shs.	10/10/12	6	—
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	87 shs.	*	86,281	—
*08/12/05 and 09/11/06.			1,688,697	—

MNX Holding Company
An international third party logistics company providing customized logistics services to customers across the globe.
14% Senior Subordinated Note due 2019	$1,239,844	11/02/12	1,218,904	1,194,388
Common Stock (B)	45 shs.	11/02/12	44,643	16,835
			1,263,547	1,211,223
Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 2017	$961,404	11/30/10	950,376	961,404
Limited Liability Company Unit Class B-1 (B)	93,750 uts.	11/30/10	—	83,305
Limited Liability Company Unit Class B-2 (B)	8,501 uts.	11/30/10	—	7,554
			950,376	1,052,263
NABCO, Inc.
A producer of explosive containment vessels in the United States.
Common Stock (B)	429 shs.	12/20/12	306,091	—

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
14% Senior Subordinated Note due 2015	$1,061,463	02/02/07	$1,042,522	$1,008,389
Limited Partnership Interest of
Saw Mill PCG Partners LLC (B)	1.38% int.	02/01/07	588,077	—
Limited Liability Company Unit Class D of
Saw Mill PCG Partners LLC (B)	9 uts.	*	8,873	—
Limited Liability Company Unit Class D-1 of
Saw Mill PCG Partners LLC (B)	121 uts.	09/30/09	121,160	75,694
Limited Liability Company Unit Class D-2 of
Saw Mill PCG Partners LLC (B)	68 uts.	04/29/11	34,547	125,368
* 12/18/08 and 09/30/09.			1,795,179	1,209,451

Nicoat Acquisitions LLC
A manufacturer of water-based and ultraviolet coatings for high-performance graphic arts, packaging and other specialty coating applications.
14% Senior Subordinated Note due 2018	$483,161	11/05/10	455,156	483,161
Limited Liability Company Unit Series B (B)	17,241 uts.	11/05/10	17,241	38,896
Limited Liability Company Unit Series B (B)	34,931 uts.	11/05/10	34,931	78,802
Limited Liability Company Unit Series F (B)	34,931 uts.	11/05/10	—	5,750
			507,328	606,609

Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
Limited Partnership Interest (B)	1,740 uts.	*	174,006	146,498
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	2,605 shs.	*	260,479	219,300
*07/09/09 and 08/09/10.			434,485	365,798

NT Holding Company
A leading developer, manufacturer and provider of medical products used primarily in interventional pain management.
Common Stock (B)	126 shs.	*	125,883	179,401
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	59 shs.	02/02/11	52,987	83,729
* 02/02/11 and 06/30/11.			178,870	263,130

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
13% Senior Subordinated Note due 2018	$444,445	06/04/10	$421,156	$444,445
Preferred Stock Series A (B)	554 shs.	06/04/10	55,354	26,667
Preferred Stock Series B (B)	311 shs.	06/04/10	31,125	—
Common Stock (B)	344 shs.	06/04/10	344	—
			507,979	471,112
Ontario Drive & Gear Ltd.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)	1,942 uts.	01/17/06	302,885	691,857
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	328 shs.	01/17/06	90,424	116,811
			393,309	808,668
P K C Holding Corporation
A manufacturer of plastic film and badges for the general industrial, medical, and food industries.
Preferred Stock Class A (B)	29 shs.	12/21/10	180,380	341,423
Common Stock (B)	29 shs.	12/21/10	13,500	73,115
			193,880	414,538
P P T Holdings LLC
A high-end packaging solutions provider that targets customers who have multiple packaging needs, require a high number of low volume SKUs, short lead times, technical expertise, and overall supply chain management.
15% Senior Subordinated Note due 2017	$986,056	12/20/10	974,387	986,056
Limited Liability Company Unit Class A (B)	33 uts.	12/20/10	106,071	133,954
Limited Liability Company Unit Class B (B)	33 uts.	12/20/10	1,072	22,740
			1,081,530	1,142,750
Pacific Consolidated Holdings LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
0% Senior Subordinated Note due 2014 (B)	$42,188	12/18/12	—	42,188

Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	1,236 shs.	05/22/09	59,034	—
Preferred Stock Series B (B)	7,059 shs.	05/22/09	290,050	—
Common Stock (B)	21,462 shs.	05/22/09	993,816	—
			1,342,900	—
Petroplex Inv Holdings LLC
A leading provider of acidizing services to E&P customers in the Permian Basin.
16% Senior Subordinated Note due 2018	$1,154,392	11/29/12	1,131,642	1,191,808
Limited Liability Company Unit (B)	0 ut.	11/29/12	156,250	168,623
			1,287,892	1,360,431

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Postle Aluminum Company LLC
A manufacturer and distributor of aluminum extruded products.
Limited Liability Company Unit Class A (B)	733 uts.	10/02/06	$270,000	$292,960
Limited Liability Company Unit (B)	797 uts.	05/22/09	—	74,487
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	4,550 shs.	10/02/06	65,988	774,018
			335,988	1,141,465
Precision Wire Holding Company
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	109 shs.	11/12/09	107,970	158,991

R A J Manufacturing Holdings LLC
A designer and manufacturer of women’s swimwear sold under a variety of licensed brand names.
8% Senior Subordinated Note due 2017	$49,908	01/02/14	217,411	49,908
Limited Liability Company Unit (B)	1,497 uts.	12/15/06	149,723	—
Limited Liability Company Unit Class B	6 uts.	01/02/14	219,593	—
Limited Liability Company Unit Class B-1	9 uts.	01/02/14	374,307	290,303
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	2 shs.	12/15/06	69,609	—
			1,030,643	340,211
REVSpring, Inc.
A provider of accounts receivable management and revenue cycle management services to customers in the healthcare, financial and utility industries.
14% Senior Subordinated Note due 2018	$1,166,538	*	1,150,955	1,178,989
Limited Liability Company Unit Class A (B)	13,548 uts.	*	135,477	154,405
* 10/21/11 and 08/03/12.			1,286,432	1,333,394

Rose City Holding Company
A designer and printer of folding cartons and packaging for food and beverage manufacturers on the West Coast.
Preferred Stock (B)	39,062 shs.	12/11/12	39,062	43,416
Common Stock (B)	39 shs.	12/11/12	4	30,471
			39,066	73,887
Safety Infrastructure Solutions
A provider of trench safety equipment to a diverse customer base across multiple end markets in Texas and the Southwestern United States.
15% Senior Subordinated Note due 2018	$843,750	*	833,832	852,188
Preferred Stock (B)	2,098 shs.	03/30/12	83,920	98,757
Common Stock (B)	983 shs.	03/30/12	9,830	33,202
* 03/30/12 and 05/16/13.			927,582	984,147

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Sencore Holding Company
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.
12.5% Senior Subordinated Note due 2014 (D)	$1,356,210	01/15/09	$826,004	$—

Signature Systems Holding Company
A seller and installer of a variety of modular surfaces, industrial matting and related products used for ground protection.
12.5% Senior Subordinated Note due 2021	$755,088	03/15/13	715,072	769,159
Common Stock (B)	76 shs.	03/15/13	75,509	80,528
Warrant, exercisable until 2023, to purchase
common stock A at $.01 per share (B)	31 shs.	03/15/13	28,316	32,900
			818,897	882,587
Smart Source Holdings LLC
A short-term computer rental company.
Limited Liability Company Unit (B)	328 uts.	*	261,262	426,747
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	83 shs.	*	67,467	108,095
* 08/31/07 and 03/06/08.			328,729	534,842

SMB Machinery Holdings, Inc.
A reseller of used, rebuilt and refurbished packaging and processing equipment, primarily serving the bottling and food manufacturing industries.
14% Senior Subordinated Note due 2019	$735,019	10/18/13	721,173	729,161
Common Stock (B)	841 shs.	10/18/13	84,100	20,954
			805,273	750,115
Snacks Parent Corporation
The world’s largest provider of trail mixes and a leading provider of snack nuts, dried fruits, and other healthy snack products.
13% Senior Subordinated Note due 2020	$898,688	11/12/10	862,727	898,688
Preferred Stock A (B)	1,132 shs.	11/12/10	100,501	84,592
Preferred Stock B (B)	525 shs.	11/12/10	—	39,254
Common Stock (B)	6,579 shs.	11/12/10	6,579	34,037
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	1,806 shs.	11/12/10	1,806	9,344
			971,613	1,065,915
SouthernCare Holdings, Inc.
A hospice company providing palliative care services to terminally ill patients.
Common Stock (B)	909 shs.	12/01/11	90,909	108,414

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Spartan Foods Holding Company
A manufacturer of branded pizza crusts and pancakes.
14.25% Senior Subordinated Note due 2017	$1,200,671	12/15/09	$1,093,900	$1,202,037
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	136 shs.	12/15/09	120,234	63,998
			1,214,134	1,266,035
Specialty Commodities, Inc.
A distributor of specialty food ingredients.
Common Stock (B)	16 shs.	10/23/08	158,824	437,586
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	6 shs.	10/23/08	53,285	165,314
			212,109	602,900
Stag Parkway Holding Company
A distributor of RV parts and accessories in the United States.
13% Senior Subordinated Note due 2018	$1,146,365	12/19/12	1,101,094	1,163,065
Common Stock (B)	118 shs.	12/19/12	118,203	136,159
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	35 shs.	12/19/12	31,848	39,984
			1,251,145	1,339,208
Strahman Holdings Inc.
A manufacturer of industrial valves and wash down equipment for a variety of industries, including chemical, petrochemical, polymer, pharmaceutical, food processing, beverage and mining.
14% Senior Subordinated Note due 2019	$1,059,783	12/13/13	1,039,127	1,075,804
Preferred Stock Series A (B)	158,967 shs.	12/13/13	158,967	218,538
			1,198,094	1,294,342
Strata/WLA Holding Corporation
A leading independent anatomic pathology laboratory that conducts over 320,000 tests annually to customers in 40 U.S. states and in Canada and Venezuela.
14.5% Senior Subordinated Note due 2018 (D)	$959,148	07/01/11	943,703	—
Preferred Stock Series A (B)	76 shs.	07/01/11	76,046	—
			1,019,749	—
Sundance Investco LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A (B)	3,405 shs.	03/31/10	—	—

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
14% Senior Subordinated Note due 2017	$1,028,135	12/14/10	990,861	1,021,414
14% Senior Subordinated PIK Note due 2017	$93,810	08/17/12	91,091	93,197
Common Stock (B)	38 shs.	12/14/10	38,168	21,793
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	37 shs.	12/14/10	37,249	21,267
			1,157,369	1,157,671

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14% Senior Subordinated Note due 2019	$1,891,497	09/02/08	$1,830,675	$1,702,347
Preferred Stock Series D (B)	257 shs.	02/27/13	25,678	—
Redeemable Preferred Stock Series A (B)	678 shs.	09/02/08	6,630	—
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	6,778 shs.	09/02/08	59,661	—
			1,922,644	1,702,347
Terra Renewal LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2016 (D)	$350,860	*	9,345	315,774
Common Stock Class B	32 shs.	*	—	—
Limited Partnership Interest of
Saw Mill Capital Fund V, LLC (B)	2.27% int.	**	65,387	—
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	41 shs.	04/28/06	33,738	—
* 04/28/06 and 09/13/06.			108,470	315,774
**03/01/05 and 10/10/08.

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
15% Senior Subordinated Note due 2020 (D)	$46,798	12/05/13	219,203	—
3% Senior Subordinated Note due 2018 (D)	$1,062,258	12/05/13	—	—
Warrant, exercisable until 2023, to purchase
common stock at $.01 per share (B)	28,079	12/05/13	—	—
			219,203	—
Transpac Holding Company
A designer, importer, and wholesaler of home décor and seasonal gift products.
12% Senior Subordinated Note due 2015 (D)	$938,651	10/31/07	909,276	844,786
Common Stock (B)	110 shs.	10/31/07	110,430	—
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	50 shs.	10/31/07	46,380	—
			1,066,086	844,786
Tranzonic Holdings LLC
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
14% Senior Subordinated Note due 2019	$1,499,129	07/05/13	1,472,019	1,519,711
Limited Liability Company Unit Class A (B)	147,727 shs.	07/05/13	147,727	157,157
			1,619,746	1,676,868

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Truck Bodies & Equipment International
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2016	$727,062	*	$712,781	$727,062
Preferred Stock Series B (B)	128 shs.	10/20/08	127,677	520,290
Common Stock (B)	393 shs.	*	423,985	—
Warrant, exercisable until 2017, to purchase
common stock at $.02 per share (B)	81 shs.	*	84,650	—
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	558 shs.	10/20/08	—	—
* 07/19/05 and 12/22/05.			1,349,093	1,247,352

TruStile Doors, Inc.
A manufacturer and distributor of interior doors.
Limited Liability Company Unit (B)	5,888 uts.	02/28/11	78,125	193,889
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	3,060 shs.	04/11/03	36,032	48,857
			114,157	242,746
U-Line Corporation
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
Common Stock (B)	96 shs.	04/30/04	96,400	157,411
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	122 shs.	04/30/04	112,106	199,213
			208,506	356,624
U M A Enterprises, Inc.
An importer and wholesaler of home décor products.
Convertible Preferred Stock (B)	470 shs.	02/08/08	469,565	1,373,381

Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
Class B Unit (B)	406,525 uts.	10/29/09	184,266	—
Class C Unit (B)	450,000 uts.	10/29/09	413,244	77,819
Limited Liability Company Unit Class A (B)	383,011 uts.	*	229,353	—
Limited Liability Company Unit Class B (B)	96,848 uts.	07/19/04	96,848	—
* 07/19/04 and 10/29/09.			923,711	77,819

VP Holding Company
A provider of school transportation services for special-needs and homeless children in Massachusetts.
13% Senior Subordinated Note due 2020	$499,342	03/31/14	489,358	498,661
Common Stock (B)	3,632 shs.	03/31/14	363,158	345,000
			852,516	843,661

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2016 (D)	$911,250	11/30/06	$867,531	$—
Common Stock (B)	101 shs.	11/30/06	101,250	—
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	51 shs.	11/30/06	45,790	—
			1,014,571	—
Wheaton Holding Corporation
A distributor and manufacturer of laboratory supply products and packaging.
Preferred Stock Series B (B)	703 shs.	06/08/10	70,308	100,494
Common Stock (B)	353 shs.	06/08/10	353	31,039
			70,661	131,533
Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
12% Senior Subordinated Note due 2018	$794,521	12/16/10	748,406	783,587
Common Stock (B)	205 shs.	12/16/10	205,480	74,553
Warrant, exercisable until 2018, to purchase
common stock at $.02 per share (B)	55 shs.	12/16/10	49,334	20,035
			1,003,220	878,175
WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% Senior Subordinated Note due 2018	$902,646	11/03/11	889,647	920,699
Common Stock (B)	1,500 shs.	11/03/11	150,000	182,280
			1,039,647	1,102,979

Total Private Placement Investments (E)			$88,370,747	$85,971,411

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Due Date	Principal Amount	Cost	Market Value

Rule 144A Securities - 12.86%:

Bonds 12.86%
ADT Corporation	6.250%	10/15/21	$500,000	$518,207	$513,750
Alliant Techsystems Inc.	5.250	10/01/21	500,000	500,000	513,750
Antero Resources Corporation	5.375	11/01/21	395,000	395,000	400,925
ArcelorMittal	6.125	06/01/18	500,000	511,375	548,125
Chrysler Group LLC	8.000	06/15/19	210,000	226,920	229,950
Chrysler Group LLC	8.250	06/15/21	210,000	231,702	237,563
Cornerstone Chemical Company	9.375	03/15/18	375,000	383,550	397,500
CTP Transportation Products, LLC	8.250	12/15/19	310,000	310,000	334,025
First Data Corporation	7.375	06/15/19	250,000	250,000	268,750
Forest Laboratories, Inc.	5.000	12/15/21	370,000	370,000	391,275
Forest Laboratories, Inc.	4.875	02/15/21	500,000	500,000	528,750
Forum Energy Technologies	6.250	10/01/21	160,000	160,000	169,600
Hercules Offshore, Inc.	7.500	10/01/21	750,000	750,000	757,500
Hilcorp Energy Company	7.625	04/15/21	325,000	313,162	355,875
Hilton Worldwide Holdings, Inc.	5.625	10/15/21	750,000	750,000	783,750
Icahn Enterprises L.P.	4.875	03/15/19	475,000	475,000	483,313
Icahn Enterprises L.P.	6.000	08/01/20	600,000	611,700	636,000
J.B. Poindexter Co., Inc.	9.000	04/01/22	500,000	500,000	535,000
JBS USA Holdings, Inc.	7.750	10/28/20	375,000	395,109	395,156
Lamar Media Corporation	5.375	01/15/24	160,000	160,000	164,000
LBC Tank Terminals Holding Netherlands B.V.	6.875	05/15/23	663,000	683,706	707,752
Lear Corporation	4.750	01/15/23	375,000	368,093	365,625
MEG Energy Corporation	6.375	01/30/23	500,000	500,000	517,500
MEG Energy Corporation	7.000	03/31/24	500,000	500,000	528,750
Niska Gas Storage Partners LLC	6.500	04/01/19	500,000	500,000	492,500
NRG Energy, Inc.	6.250	07/15/22	500,000	500,000	515,000
NXP BV/NXP Funding LLC	3.750	06/01/18	750,000	750,000	753,750
Penske Corporation	4.875	07/11/22	500,000	498,145	529,644
RKI Inc.	8.500	08/01/21	500,000	502,358	540,000

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Due Date	Shares or Principal Amount	Cost	Market Value

Prestige Brands Holdings, Inc.	5.375%	12/15/21	$650,000	$650,000	$665,437
Safway Group Holding LLC/Finance Corporation	7.000	05/15/18	250,000	250,000	266,250
Samson Investment Company	9.750	02/15/20	350,000	343,455	381,500
Sirius XM Radio Inc.	5.875	10/01/20	445,000	445,000	468,363
Sprint Corporation	7.125	06/15/24	155,000	155,000	162,750
Tesoro Logistics LP	5.875	10/01/20	500,000	510,847	522,500
Topaz Marine S.A.	8.625	11/01/18	500,000	500,000	525,000
Univision Communications	5.125	05/15/23	160,000	160,000	163,600
Valeant Pharmaceuticals International	7.000	10/01/20	250,000	250,699	270,625
Welltec A/S	8.000	02/01/19	375,000	369,182	399,375
Total Bonds				16,748,210	17,420,478

Convertible Preferred Stock - 0.00%
ETEX Corporation (B)			194	—	—
Total Convertible Preferred Stock				—	—

Preferred Stock - 0.00%
TherOX, Inc. (B)			26	—	—
Total Preferred Stock				—	—

Common Stock - 0.00%
Touchstone Health Partnership (B)			292	—	—
Total Common Stock				—	—

Total Rule 144A Securities				16,748,210	17,420,478

Total Corporate Restricted Securities				$105,118,957	$103,391,889

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

	Interest	Due	Principal		Market
Corporate Public Securities - 28.95%: (A)	Rate	Date	Amount	Cost	Value

Bank Loans - 0.13%
AAR Corporation	5.250%	12/31/20	$171,405	$170,988	$171,905
Total Bank Loans				170,988	171,905

Bonds -28.81%
AAR Corporation	7.250%	01/15/22	$1,000,000	$1,056,953	$1,082,500
Access Midstream Partners, L.P.	4.875	03/15/24	500,000	500,000	498,750
Accuride Corp	9.500	08/01/18	500,000	485,396	512,500
Alcoa, Inc.	6.150	08/15/20	600,000	625,649	653,840
Alliant Techsystems Inc.	6.875	09/15/20	500,000	532,152	543,750
Ally Financial, Inc.	5.500	02/15/17	750,000	760,936	813,750
Alta Mesa Financial Services	9.625	10/15/18	750,000	731,041	806,250
American Axle & Manufacturing, Inc.	5.125	02/15/19	120,000	120,000	124,950
Anglogold Holdings PLC	5.375	04/15/20	600,000	604,501	598,289
Avis Budget Car Rental	9.750	03/15/20	375,000	375,000	431,719
B E Aerospace, Inc.	6.875	10/01/20	250,000	255,814	274,375
B&G Foods, Inc.	4.625	06/01/21	440,000	440,000	435,050
Bank of America Corporation	4.000	04/01/24	500,000	498,125	499,412
Bill Barrett Corporation	7.000	10/15/22	500,000	481,297	526,250
Braskem Finance Ltd.	6.450	02/03/24	375,000	375,000	383,906
Brunswick Corporation	7.125	08/01/27	500,000	504,670	525,000
Calumet Specialty Products Partners L.P.	9.375	05/01/19	375,000	354,434	426,094
Calumet Specialty Products Partners L.P.	7.625	01/15/22	380,000	374,082	402,800
CCO Holdings Capital Corporation	5.250	09/30/22	500,000	495,602	493,750
CCO Holdings Capital Corporation	5.750	01/15/24	500,000	482,744	496,250
Centurytel, Inc.	5.000	02/15/15	500,000	503,176	516,250
CHC Helicopter SA	9.250	10/15/20	900,000	841,906	977,625
Cimarex Energy Co.	5.875	05/01/22	500,000	537,002	542,500
CIT Group, Inc.	5.000	08/15/22	500,000	500,000	518,750
CIT Group, Inc.	3.875	02/19/19	500,000	500,000	505,471
Clearwater Paper Corporation	4.500	02/01/23	500,000	495,407	481,250
Coeur d’Alene Mines Corporation	7.875	02/01/21	500,000	501,758	502,500
Commercial Metals Company	4.875	05/15/23	750,000	751,466	720,000
Continental Resources, Inc.	5.000	09/15/22	500,000	510,306	525,000
CVR Refining LLC	6.500	11/01/22	350,000	338,316	368,375
DaVita, Inc.	5.750	08/15/22	500,000	500,000	531,875
Duke Realty Limited Partnership	3.875	10/15/22	500,000	506,603	488,287
Ensco PLC	3.250	03/15/16	600,000	599,009	625,646
Equifax, Inc.	4.450	12/01/14	500,000	502,774	512,328

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

	Interest	Due	Principal		Market
Corporate Public Securities (A)	Rate	Date	Amount	Cost	Value

GATX Corporation	4.750%	05/15/15	$500,000	$498,285	$521,621
General Electric Capital Corporation	5.500	01/08/20	500,000	498,726	575,352
HCA Holdings, Inc.	3.750	03/15/19	500,000	500,000	501,875
Headwaters, Inc.	7.625	04/01/19	305,000	305,114	328,638
HealthSouth Corporation	7.750	09/15/22	405,000	405,840	443,475
Hertz Corporation	6.750	04/15/19	220,000	217,454	235,675
Hornbeck Offshore Services, Inc.	5.000	03/01/21	500,000	500,000	491,250
International Game Technology	7.500	06/15/19	500,000	499,827	586,984
Jabil Circuit, Inc.	4.700	09/15/22	500,000	499,967	494,375
Johnson Controls, Inc.	5.500	01/15/16	500,000	467,451	540,312
Kraft Foods, Inc.	5.375	02/10/20	500,000	511,280	565,250
Lazard Group LLC	4.250	11/14/20	500,000	498,432	518,021
Lennar Corporation	4.750	11/15/22	375,000	369,631	364,688
Linn Energy, LLC	8.625	04/15/20	500,000	504,647	543,124
Masco Corporation	7.125	03/15/20	350,000	349,998	404,250
MasTec, Inc.	4.875	03/15/23	500,000	490,063	490,000
Meritor, Inc.	6.750	06/15/21	1,000,000	1,000,000	1,057,500
Morgan Stanley	5.500	01/26/20	500,000	498,247	563,893
NBC Universal Media LLC	5.150	04/30/20	500,000	499,512	564,868
Neustar Inc.	4.500	01/15/23	375,000	363,794	325,313
Nexeo Solutions LLC	8.375	03/01/18	20,000	20,000	20,200
Omnova Solutions, Inc.	7.875	11/01/18	750,000	761,510	800,625
Peabody Energy Corporation	6.000	11/15/18	500,000	500,472	524,375
Perry Ellis International, Inc.	7.875	04/01/19	375,000	372,031	392,813
Precision Drilling Corporation	6.625	11/15/20	250,000	256,514	267,500
Qwest Diagnostic, Inc.	4.750	01/30/20	500,000	499,143	535,335
Regency Energy Partners LP	5.875	03/01/22	425,000	418,094	440,938
Rosetta Resources Inc.	5.875	06/01/22	500,000	500,000	511,250
R.R. Donnelley & Sons Company	6.000	04/01/24	500,000	500,000	503,750
ServiceMaster Company	7.000	08/15/20	500,000	500,000	529,375
Sprint Nextel Corporation	6.000	12/01/16	500,000	508,155	548,125
Steelcase, Inc.	6.375	02/15/21	500,000	506,560	566,130
Stone Energy Corporation	7.500	11/15/22	500,000	514,578	541,250
Tech Data Corporation	3.750	09/21/17	500,000	505,325	516,775
Thermadyne Holdings Corporation	9.000	12/15/17	227,000	237,355	243,458
Time Warner Cable, Inc.	5.000	02/01/20	500,000	493,402	546,051
T-Mobile USA Inc.	6.464	04/28/19	340,000	345,776	363,800
T-Mobile USA Inc.	6.731	04/28/22	210,000	207,735	224,963

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

			Shares or
	Interest	Due	Principal		Market
Corporate Public Securities (A)	Rate	Date	Amount	Cost	Value

T-Mobile USA Inc.	6.836%	04/28/23	$65,000	$63,672	$69,713
Tronox Finance LLC	6.375	08/15/20	375,000	366,642	385,313
Tyson Foods, Inc.	4.500	06/15/22	500,000	514,346	521,569
Unit Corporation	6.625	05/15/21	500,000	494,668	530,000
Weatherford International Limited	4.500	04/15/22	500,000	518,724	523,598
Xerium Technologies, Inc.	8.875	06/15/18	416,000	435,077	444,080
Total Bonds				37,159,166	39,012,492

Common Stock - 0.01%
Intrepid Potash, Inc. (B)			185	5,920	2,860
Nortek, Inc. (B)			100	1	8,221
Total Common Stock				5,921	11,081

Total Corporate Public Securities				$37,336,075	$39,195,478

Short-Term Securities:	Interest Rate/Yield^	Due Date	Principal Amount	Cost	Market Value
Commercial Paper - 2.96%
Dominion Resources, Inc.	0.220%	04/04/14	$2,000,000	$1,999,963	$1,999,963
Volvo Group Treasury NA	0.270	04/21/14	2,000,000	1,999,700	1,999,700
Total Short-Term Securities				$3,999,663	$3,999,663

Total Investments	108.27%			$146,454,695	$146,587,030
Other Assets	4.41				5,973,593
Liabilities	(12.68)				(17,165,924)

Total Net Assets	100.00%				$135,394,699

(A)	In each of the convertible note, warrant, and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Variable rate security; rate indicated is as of March 31, 2014.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of March 31, 2014, the values of these securities amounted to $85,971,411 or 63.50% of net assets.
^	Effective yield at purchase
PIK - Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

Industry Classification:	Fair Value/ Market Value		Fair Value/ Market Value

AEROSPACE - 2.92%		BROADCASTING & ENTERTAINMENT - 0.94%
AAR Corporation	$1,082,500	Lamar Media Corporation	$164,000
Alliant Techsystems Inc.	1,057,500	NBC Universal Media LLC	564,868
B E Aerospace, Inc.	274,375	Time Warner Cable, Inc.	546,051
Merex Holding Corporation	666,285		1,274,919
Whitcraft Holdings, Inc.	878,175	BUILDINGS & REAL ESTATE - 2.52%
	3,958,835	Duke Realty Limited Partnership	488,287
AUTOMOBILE - 7.61%		Lennar Corporation	364,688
Accuride Corp	512,500	Masco Corporation	404,250
American Axle & Manufacturing, Inc.	124,950	MasTec, Inc.	490,000
Avis Budget Car Rental	431,719	Safway Group Holding LLC/Finance Corporation	266,250
CG Holdings Manufacturing Company	1,653,119	Sunrise Windows Holding Company	1,157,671
Chrysler Group LLC	467,513	TruStile Doors, Inc.	242,746
DPL Holding Corporation	1,592,090		3,413,892
Ideal Tridon Holdings, Inc.	160,773	CHEMICAL, PLASTICS & RUBBER - 2.01%
J A C Holding Enterprises, Inc.	479,483	Capital Specialty Plastics, Inc.	534,257
Jason Partners Holdings LLC	185,055	Cornerstone Chemical Company	397,500
Johnson Controls, Inc.	540,312	Nicoat Acquisitions LLC	606,609
K & N Parent, Inc.	1,392,633	Omnova Solutions, Inc.	800,625
Lear Corporation	365,625	Tronox Finance LLC	385,313
Meritor, Inc.	1,057,500		2,724,304
Ontario Drive & Gear Ltd.	808,668	CONSUMER PRODUCTS - 9.66%
Penske Corporation	529,644	AMS Holding LLC	188,490
	10,301,584	Baby Jogger Holdings LLC	1,089,577
BEVERAGE, DRUG & FOOD - 8.23%		Bravo Sports Holding Corporation	1,169,589
1492 Acquisition LLC	840,902	Clearwater Paper Corporation	481,250
B&G Foods, Inc.	435,050	Custom Engineered Wheels, Inc.	388,693
Eatem Holding Company	1,172,308	gloProfessional Holdings, Inc.	1,251,590
JBS USA Holdings, Inc.	395,156	GTI Holding Company	813,103
F F C Holding Corporation	225,476	Handi Quilter Holding Company	172,831
GeNnx Novel Holding, Inc.	1,708,916	HHI Group, LLC	1,636,854
Hospitality Mints Holding Company	1,168,973	K N B Holdings Corporation	74,993
JMH Investors LLC	1,166,140	Manhattan Beachwear Holding Company	1,040,221
Kraft Foods, Inc.	565,250	NXP BV/NXP Funding LLC	753,750
Snacks Parent Corporation	1,065,915	Perry Ellis International, Inc.	392,813
Spartan Foods Holding Company	1,266,035	Prestige Brands Holdings, Inc.	665,437
Specialty Commodities, Inc.	602,900	R A J Manufacturing Holdings LLC	340,211
Tyson Foods, Inc.	521,569	R.R. Donnelley & Sons Company	503,750
	11,134,590	Tranzonic Holdings LLC	1,676,868
		Xerium Technologies, Inc.	444,080
			13,084,100

See Notes to Consolidated Financial Statements

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

CONTAINERS, PACKAGING & GLASS - 1.82%		DIVERSIFIED/CONGLOMERATE, SERVICE - 10.28%
P K C Holding Corporation	$414,538	ADT Corporation	$513,750
P P T Holdings LLC	1,142,750	A S C Group, Inc.	1,440,568
Rose City Holding Company	73,887	A W X Holdings Corporation	210,000
SMB Machinery Holdings, Inc.	750,115	Advanced Technologies Holdings	825,119
Vitex Packaging Group, Inc.	77,819	Anglogold Holdings PLC	598,289
	2,459,109	Apex Analytix Holding Corporation	446,749
DISTRIBUTION - 5.66%		Bank of America Corporation	499,412
ARI Holding Corporation	1,740,232	Church Services Holding Company	528,341
Blue Wave Products, Inc.	759,358	Clough, Harbour and Associates	220,474
BP SCI LLC	1,282,660	Crane Rental Corporation	1,208,937
Duncan Systems, Inc.	555,252	ELT Holding Company	1,053,559
Signature Systems Holding Company	882,587	EPM Holding Company	697,295
Stag Parkway Holding Company	1,339,208	Equifax, Inc.	512,328
WP Supply Holding Corporation	1,102,979	Hilton Worldwide Holdings, Inc.	783,750
	7,662,276	HVAC Holdings, Inc.	1,315,275
DIVERSIFIED/CONGLOMERATE,		Insurance Claims Management, Inc.	354,385
MANUFACTURING - 9.84%		Mail Communications Group, Inc.	343,114
A H C Holding Company, Inc.	217,487	Nexeo Solutions LLC	20,200
Advanced Manufacturing Enterprises LLC	1,191,296	Northwest Mailing Services, Inc.	365,798
Arrow Tru-Line Holdings, Inc.	346,188	Safety Infrastructure Solutions	984,147
C D N T, Inc.	634,468	ServiceMaster Company	529,375
CTP Transportation Products, LLC	334,025	Sirius XM Radio Inc.	468,363
F G I Equity LLC	236,446		13,919,228
G C Holdings	90,853	ELECTRONICS - 1.37%
Hartland Controls Holding Corporation	1,723,228	Connecticut Electric, Inc.	837,904
Hi-Rel Group LLC	949,628	Jabil Circuit, Inc.	494,375
Janus Group Holdings LLC	1,655,836	Tech Data Corporation	516,775
J.B. Poindexter Co., Inc.	535,000		1,849,054
K P H I Holdings, Inc.	260,302	FINANCIAL SERVICES - 7.66%
K P I Holdings, Inc.	274,976	Ally Financial, Inc.	813,750
LPC Holding Company	147,330	Alta Mesa Financial Services	806,250
MEGTEC Holdings, Inc.	566,822	Braskem Finance Ltd.	383,906
Nortek, Inc.	8,221	CIT Group, Inc.	1,024,221
O E C Holding Corporation	471,112	GATX Corporation	521,621
Postle Aluminum Company LLC	1,141,465	General Electric Capital Corporation	575,352
Strahman Holdings Inc	1,294,342	Lazard Group LLC	518,021
Truck Bodies & Equipment International	1,247,352	LBC Tank Terminals Holding Netherlands B.V.	707,752
	13,326,377	Icahn Enterprises L.P.	1,119,313
		Morgan Stanley	563,893
		REVSpring, Inc.	1,333,394
		Volvo Group Treasury NA	1,999,700
			10,367,173

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value		Fair Value/ Market Value

HEALTHCARE, EDUCATION & CHILDCARE - 5.41%		MEDICAL DEVICES/BIOTECH - 0.43%
American Hospice Management Holding LLC $	1,450,365	MedSystems Holdings LLC	$165,134
CHG Alternative Education Holding Company	1,038,189	NT Holding Company	263,130
DaVita, Inc.	531,875	Precision Wire Holding Company	158,991
GD Dental Services LLC	119,616		587,255
HCA Holdings, Inc.	501,875	MINING, STEEL, IRON & NON-PRECIOUS
Healthcare Direct Holding Company	754,526	METALS - 1.77%
HealthSouth Corporation	443,475	Alcoa, Inc.	653,840
Qwest Diagnostic, Inc.	535,335	Coeur d’Alene Mines Corporation	502,500
SouthernCare Holdings, Inc.	108,414	Commercial Metals Company	720,000
Synteract Holdings Corporation	1,702,347	Peabody Energy Corporation	524,375
Wheaton Holding Corporation	131,533		2,400,715
	7,317,550	NATURAL RESOURCES - 0.65%
HOME & OFFICE FURNISHINGS, HOUSEWARES,		ArcelorMittal	548,125
AND DURABLE CONSUMER PRODUCTS - 2.90%		Headwaters, Inc.	328,638
Connor Sport Court International, Inc.	408,529	Intrepid Potash, Inc.	2,860
Home Décor Holding Company	376,227		879,623
Steelcase, Inc.	566,130	OIL & GAS - 11.49%
Transpac Holding Company	844,786	Access Midstream Partners, L.P.	498,750
U-Line Corporation	356,624	Antero Resources Corporation	400,925
U M A Enterprises, Inc.	1,373,381	Bill Barrett Corporation	526,250
	3,925,677	Cimarex Energy Co.	542,500
LEISURE, AMUSEMENT, ENTERTAINMENT - 1.93%		Calumet Specialty Products Partners L.P.	828,894
Brunswick Corporation	525,000	Continental Resources, Inc.	525,000
CTM Holding, Inc.	1,501,583	CVR Refining LLC	368,375
International Game Technology	586,984	Ensco PLC	625,646
	2,613,567	Forum Energy Technologies	169,600
MACHINERY - 3.82%		Hercules Offshore, Inc.	757,500
ABC Industries, Inc.	685,936	Hilcorp Energy Company	355,875
Arch Global Precision LLC	1,324,536	Hornbeck Offshore Services, Inc.	491,250
E S P Holdco, Inc.	213,978	Linn Energy, LLC	543,124
Motion Controls Holdings	1,052,263	MBWS Ultimate Holdco, Inc.	1,760,875
NetShape Technologies, Inc.	1,209,451	MEG Energy Corporation	1,046,250
Pacific Consolidated Holdings LLC	42,188	Niska Gas Storage Partners LLC	492,500
Thermadyne Holdings Corporation	243,458	Petroplex Inv Holdings LLC	1,360,431
Welltec A/S	399,375	Precision Drilling Corporation	267,500
	5,171,185	Regency Energy Partners LP	440,938
		RKI Inc.	540,000
		Rosetta Resources Inc.	511,250

See Notes to Consolidated Financial Statements

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2014
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

Samson Investment Company	$381,500	WASTE MANAGEMENT / POLLUTION - 0.36%
Stone Energy Corporation	541,250	Aquilex Holdings LLC	$171,905
Tesoro Logistics LP	522,500	Terra Renewal LLC	315,774
Unit Corporation	530,000		487,679
Weatherford International Limited	523,598
	15,552,281
PHARMACEUTICALS - 1.08%		Total Investments - 108.27%	$146,587,030
CorePharma LLC	268,087
Forest Laboratories, Inc.	920,025
Valeant Pharmaceuticals International	270,625
	1,458,737
TECHNOLOGY - 0.59%
First Data Corporation	268,750
Smart Source Holdings LLC	534,842
	803,592
TELECOMMUNICATIONS - 2.66%
All Current Holding Company	241,067
CCO Holdings Capital Corporation	990,000
Centurytel, Inc.	516,250
Neustar Inc.	325,313
Sprint Corporation	162,750
Sprint Nextel Corporation	548,125
T-Mobile USA Inc.	658,476
Univision Communications	163,600
	3,605,581
TRANSPORTATION - 2.80%
CHC Helicopter SA	977,625
Hertz Corporation	235,675
MNX Holding Company	1,211,223
Topaz Marine S.A.	525,000
VP Holding Company	843,661
	3,793,184
UTILITIES - 1.86%
Dominion Resources, Inc.	1,999,963
NRG Energy, Inc.	515,000
	2,514,963

See Notes to Consolidated Financial Statements

Fair Values Hierarchy

The Company categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Trust’s net assets as of March 31, 2014:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$76,541,359	$—	$17,420,478	$59,120,881
Common Stock - U.S.	9,955,277	—	—	9,955,277
Preferred Stock	7,350,082	—	—	7,350,082
Partnerships and LLCs	9,545,171	—	—	9,545,171
Public Securities
Bank Loans	171,905		171,905
Corporate Bonds	39,012,492	—	39,012,492	—
Common Stock - U.S.	11,081	11,081	—	—
Short-term Securities	3,999,663	—	3,999,663	—
Total	$146,587,030	$11,081	$60,604,538	$85,971,411

See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Beginning					Transfers in	Ending
	balance	Included in				and/or	balance at
Assets:	at 12/31/2013	earnings	Purchases	Sales	Prepayments	out of Level 3	03/31/2014
Restricted Securities
Corporate Bonds	$56,939,587	$1,194,958	$6,197,552	$(811,311)	$(4,399,905)	$—	$59,120,881
Common Stock - U.S.	9,668,741	(353,896)	340,432	—	—	—	9,955,277
Preferred Stock	6,926,282	169,069	254,731	—	—	—	7,350,082
Partnerships and LLCs	9,491,997	(577,664)	630,838	—	—	—	9,545,171
	$83,026,607	$432,467	$7,723,553	$(811,311)	$(4,399,905)	$—	$85,971,411

ITEM 2. CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There have been changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)("internal controls") that occurred during the Registrant's last fiscal quarter.  The Registrant's investment adviser, Babson Capital Management LLC, who maintains the Registrant's internal controls, revised its internal controls to oversee State Street Bank & Trust who now provides certain administrative and accounting services to the Registrant.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Babson Capital Participation Investors

By (Signature and Title)*	/s/ Michael L. Klofas Michael L. Klofas, President

Date    May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael L. Klofas Michael L. Klofas, President

Date    May 30, 2014

By (Signature and Title)*	/s/ James M. Roy James M. Roy, Vice President and Chief Financial Officer

Date    May 30, 2014

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.